Shareholder Report, Holdings (Details)	Apr. 30, 2025
Class A | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class A | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class A | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class A | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A | Truist Financial Corp 6669 Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Goldman Sachs Group Inc 750 Series W [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Charles Schwab Corp 5375 Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Transcanada Trust 5875due 81576brnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Charles Schwab Corp 400 Series I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Enbridge Inc 825due 11584brnbspnbspnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Citigroup Inc 7625 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | Nippon Life Insurance Co 470brnbspnbspnbspnbspdue 12046 Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Emera Inc 675due 61576brnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class A | Toronto Dominion Bank 8125brnbspnbspnbspnbspdue 103182 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class C | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class C | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class C | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class C | Truist Financial Corp 6669 Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Goldman Sachs Group Inc 750 Series W [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Charles Schwab Corp 5375 Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Transcanada Trust 5875due 81576brnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Charles Schwab Corp 400 Series I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Enbridge Inc 825due 11584brnbspnbspnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Citigroup Inc 7625 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | Nippon Life Insurance Co 470brnbspnbspnbspnbspdue 12046 Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Emera Inc 675due 61576brnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class C | Toronto Dominion Bank 8125brnbspnbspnbspnbspdue 103182 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
Class F | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class F | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class F | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class F | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class F | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class F | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class F | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class F | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class F | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class F | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Class F | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class F | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class F | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class F | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class F | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class F | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class F | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class F | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class F | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class F | Truist Financial Corp 6669 Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class F | Goldman Sachs Group Inc 750 Series W [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class F | Charles Schwab Corp 5375 Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class F | Transcanada Trust 5875due 81576brnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class F | Charles Schwab Corp 400 Series I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class F | Enbridge Inc 825due 11584brnbspnbspnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class F | Citigroup Inc 7625 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class F | Nippon Life Insurance Co 470brnbspnbspnbspnbspdue 12046 Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Emera Inc 675due 61576brnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class F | Toronto Dominion Bank 8125brnbspnbspnbspnbspdue 103182 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class I | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class I | Truist Financial Corp 6669 Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Goldman Sachs Group Inc 750 Series W [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Charles Schwab Corp 5375 Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I | Transcanada Trust 5875due 81576brnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Charles Schwab Corp 400 Series I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Enbridge Inc 825due 11584brnbspnbspnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Citigroup Inc 7625 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | Nippon Life Insurance Co 470brnbspnbspnbspnbspdue 12046 Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Emera Inc 675due 61576brnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I | Toronto Dominion Bank 8125brnbspnbspnbspnbspdue 103182 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class R | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class R | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class R | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class R | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class R | Truist Financial Corp 6669 Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R | Goldman Sachs Group Inc 750 Series W [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R | Charles Schwab Corp 5375 Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R | Transcanada Trust 5875due 81576brnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | Charles Schwab Corp 400 Series I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | Enbridge Inc 825due 11584brnbspnbspnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | Citigroup Inc 7625 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | Nippon Life Insurance Co 470brnbspnbspnbspnbspdue 12046 Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Emera Inc 675due 61576brnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class R | Toronto Dominion Bank 8125brnbspnbspnbspnbspdue 103182 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
Class Z | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class Z | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class Z | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class Z | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class Z | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class Z | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Z | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class Z | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class Z | Truist Financial Corp 6669 Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | Goldman Sachs Group Inc 750 Series W [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | Charles Schwab Corp 5375 Series G [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z | Transcanada Trust 5875due 81576brnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | Charles Schwab Corp 400 Series I [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | Enbridge Inc 825due 11584brnbspnbspnbspnbsp Series N C 5 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | Citigroup Inc 7625 Series A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | Nippon Life Insurance Co 470brnbspnbspnbspnbspdue 12046 Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Emera Inc 675due 61576brnbspnbspnbspnbsp Series 16 A Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class Z | Toronto Dominion Bank 8125brnbspnbspnbspnbspdue 103182 Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%